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1999 Annual Report

T. Rowe Price Variable Annuity
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                                 T. ROWE PRICE
                            VARIABLE ANNUITY ACCOUNT
                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 1999

CONTENTS
Report of Independent Auditors ..............................................  2
Audited Financial Statements
     Balance Sheets .........................................................  3
     Statements of Operations and Changes in Net Assets .....................  4
Notes to Financial Statements ...............................................  5

This report is submitted for the information of T. Rowe Price No-Load Variable Annuity contract owners. The T. Rowe Price No-Load Variable Annuity (V6021) and the T. Rowe Price No-Load Immediate Variable Annuity (V6027) are issued by Security Benefit Life Insurance Company.
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REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Contract Owners of T. Rowe Price Variable
Annuity Account and The Board of Directors of
Security Benefit Life Insurance Company

We have audited the accompanying individual and combined balance sheets of T. Rowe Price Variable Annuity Account (comprised of the individual series as indicated therein) as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of Security Benefit Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the individual series of T. Rowe Price Variable Annuity Account at December 31, 1999 and the individual and combined results of their operations and changes in their net assets for the year then ended in conformity with accounting principles generally accepted in the United States.

                                                               Ernst & Young LLP

February 4, 2000
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BALANCE SHEETS
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T. Rowe Price Variable Annuity Account
December 31, 1999      (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)

ASSETS
Investments:
  T. Rowe Price Portfolios:
    New America Growth Portfolio - 2,023,486 shares at net
      asset value of $26.18 per share (cost, $45,054)................   $ 52,974
    International Stock Portfolio - 1,642,889 shares at
      net asset value of $19.04 per share (cost, $23,241)............     31,281
    Equity Income Portfolio - 3,570,581 shares at net
      asset value of $18.73 per share (cost, $67,476) ...............     66,877
    Personal Strategy Balanced Portfolio - 1,471,786 shares
      at net asset value of $16.00 per share (cost, $23,173) ........     23,549
    Limited-Term Bond Portfolio - 1,869,014 shares at
      net asset value of $4.79 per share (cost, $9,339) .............      8,953
    Mid-Cap Growth Portfolio - 1,756,029 shares at net
      asset value of $17.46 per share (cost, $24,725) ...............     30,660
    Prime Reserve Portfolio - 18,501,741 shares at net
      asset value of $1.00 per share (cost, $18,502) ................     18,502
                                                                         -------
Combined assets......................................................   $232,796
                                                                         =======

LIABILITIES AND NET ASSETS
Mortality guarantee payable..........................................   $      2

NET ASSETS
Net assets are represented by (NOTE 3):
                                          NUMBER     UNIT
                                         OF UNITS    VALUE     AMOUNT
                                         --------    -----     ------
New America Growth Subaccount:
    Accumulation units................   2,069,472   $24.91   $51,552
    Annuity reserves..................      56,976    24.91     1,419     52,971
                                                               ------
International Stock Subaccount:
    Accumulation units................   1,556,280    19.83    30,859
    Annuity reserves..................      21,317    19.83       423     31,282
                                                               ------
Equity Income Subaccount:
    Accumulation units................   3,159,785    21.07    66,592
    Annuity reserves..................      13,535    21.07       285     66,877
                                                               ------
Personal Strategy Balanced Subaccount:
    Accumulation units................   1,207,707    19.44    23,481
    Annuity reserves..................       3,474    19.44        68     23,549
                                                               ------
Limited-Term Bond Subaccount:
    Accumulation units................     718,369    12.28     8,821
    Annuity reserves..................      10,746    12.28       132      8,953
                                                               ------
Mid-Cap Growth Subaccount:
    Accumulation units................   1,730,183    17.47    30,221
    Annuity reserves..................      25,112    17.47       439     30,660
                                                               ------
Prime Reserve Subaccount:
    Accumulation units................   1,614,807    11.44    18,477
    Annuity reserves..................       2,251    11.44        25     18,502
                                                               ------    -------
Combined net assets..................................................    232,794
                                                                         -------
Combined liabilities and net assets..................................   $232,796
                                                                         =======
SEE ACCOMPANYING NOTES.
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
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Variable Annuity Account
Year Ended December 31, 1999 (IN THOUSANDS)

                                                             NEW AMERICA       INTERNATIONAL     EQUITY INCOME    PERSONAL STRATEGY
                                                          GROWTH SUBACCOUNT   STOCK SUBACCOUNT    SUBACCOUNT     BALANCED SUBACCOUNT
                                                          --------------------------------------------------------------------------
Dividend distributions.................................       $    ---           $   112           $  1,326           $   706
Expenses (NOTE 2):
   Mortality and expense risk fee......................           (277)             (136)              (389)             (130)
                                                          --------------------------------------------------------------------------
Net investment income (loss)...........................           (277)              (24)               937               576

Capital gain distributions.............................          3,052               354              2,950             1,361
Realized gain (loss) on investments....................          4,537             1,203              3,804               978
Unrealized appreciation (depreciation) on investments..         (1,476)            6,053             (5,591)           (1,146)
                                                          --------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.          6,113             7,610              1,163             1,193
                                                          --------------------------------------------------------------------------
Net increase in net assets resulting from operations...          5,836             7,586              2,100             1,769
Net assets at beginning of year........................         51,590            23,475             70,234            22,714
Variable annuity deposits (NOTES 2 AND 3)..............          9,207             5,823             12,166             4,966
Terminations and withdrawals (NOTES 2 AND 3)...........        (13,598)           (5,592)           (17,507)           (5,897)
Annuity payments (NOTES 2 AND 3).......................            (61)              (11)              (119)               (3)
Net mortality guarantee transfer.......................             (3)                1                  3               ---
                                                          --------------------------------------------------------------------------
Net assets at end of year..............................       $ 52,971           $31,282           $ 66,877           $23,549
                                                          ==========================================================================

                                                           LIMITED-TERM             MID-CAP           PRIME RESERVE
                                                          BOND SUBACCOUNT      GROWTH SUBACCOUNT       SUBACCOUNT        COMBINED
                                                          -----------------------------------------------------------------------
Dividend distributions.................................      $   554               $   ---              $    784         $ 3,482
Expenses (NOTE 2):
   Mortality and expense risk fee......................          (55)                 (136)                  (90)         (1,213)
                                                          -----------------------------------------------------------------------
Net investment income (loss)...........................          499                  (136)                  694           2,269

Capital gain distributions.............................          ---                   312                   ---           8,029
Realized gain (loss) on investments....................          (50)                1,985                   ---          12,457
Unrealized appreciation (depreciation) on investments..         (429)                3,383                   ---             794
                                                          -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments.         (479)                5,680                   ---          21,280
                                                          -----------------------------------------------------------------------
Net increase in net assets resulting from operations...           20                 5,544                   694          23,549
Net assets at beginning of year........................       11,485                21,643                15,024         216,165
Variable annuity deposits (NOTES 2 AND 3)..............        2,385                11,227                16,127          61,901
Terminations and withdrawals (NOTES 2 AND 3)...........       (4,936)               (7,749)              (13,341)        (68,620)
Annuity payments (NOTES 2 AND 3).......................           (2)                   (5)                   (3)           (204)
Net mortality guarantee transfer.......................            1                   ---                     1               3
                                                          -----------------------------------------------------------------------
Net assets at end of year..............................      $ 8,953               $30,660              $ 18,502        $232,794
                                                          =======================================================================

                                                 See accompanying notes.

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NOTES TO FINANCIAL STATEMENTS
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T. Rowe Price Variable Annuity Account
December 31, 1999

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account currently is divided into seven subaccounts. Each subaccount invests exclusively in shares of a single corresponding mutual fund or series thereof. Purchase payments received by the Account are invested in one of the portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc. or
T. Rowe Price International Series, Inc. mutual funds not otherwise available to the public. As directed by the owners, purchase payments are invested in shares of New America Growth Portfolio - emphasis on long-term capital growth through investments in common stocks of domestic companies, International Stock Portfolio - emphasis on long-term capital growth through investments in common stocks of established foreign companies, Equity Income Portfolio - emphasis on substantial dividend income and capital appreciation by investing primarily in dividend-paying common stocks, Personal Strategy Balanced Portfolio - emphasis on both capital appreciation and income, Limited-Term Bond Portfolio - emphasis on income with moderate price fluctuation by investing in short- and intermediate-term investment-grade debt securities, Mid-Cap Growth Portfolio - emphasis on long-term capital appreciation through investments in common stocks of medium-sized growth companies and Prime Reserve Portfolio - emphasis on preservation of capital and liquidity while generating current income by investing primarily in high-quality money market securities.

T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment adviser to each portfolio except the International Stock Portfolio, which is managed by Rowe Price-Fleming International, Inc., an affiliate of T. Rowe Price. The investment advisers are responsible for managing the Portfolio's assets in accordance with the terms of the investment advisory contracts.

INVESTMENT VALUATION

Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold for the year ended December 31 were as follows:

                                                  COST OF       PROCEEDS
                                                 PURCHASES     FROM SALES
                                                 ---------     ----------
                                                     (IN THOUSANDS)
      New America Growth Portfolio............    $13,148       $14,825
      International Stock Portfolio...........      6,787         6,237
      Equity Income Portfolio.................     17,827        19,400
      Personal Strategy Balanced Portfolio....      7,587         6,584
      Limited-Term Bond Portfolio.............      3,066         5,119
      Mid-Cap Growth Portfolio................     12,607         8,958
      Prime Reserve Portfolio.................     17,623        14,145

ANNUITY RESERVES

Annuity reserves relate to contracts which have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Portfolio. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

The operations of the Account are a part of the operations of SBL. Under current law, no federal income taxes are allocated by SBL to the operations of the Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. VARIABLE ANNUITY CONTRACT CHARGES

Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

3. SUMMARY OF UNIT TRANSACTIONS

                                                                  (IN THOUSANDS)
New America Growth Subaccount:
    Variable annuity deposits.....................................      453
    Terminations, withdrawals and annuity payments................      598

International Stock Subaccount:
    Variable annuity deposits.....................................      372
    Terminations, withdrawals and annuity payments................      351

Equity Income Subaccount:
    Variable annuity deposits.....................................      569
    Terminations, withdrawals and annuity payments................      835

Personal Strategy Balanced Subaccount:
    Variable annuity deposits.....................................      270
    Terminations, withdrawals and annuity payments................      318

Limited-Term Bond Subaccount:
    Variable annuity deposits.....................................      202
    Terminations, withdrawals and annuity payments................      400

Mid-Cap Growth Subaccount:
    Variable annuity deposits.....................................      763
    Terminations, withdrawals and annuity payments................      516

Prime Reserve Subaccount:
    Variable annuity deposits.....................................    1,442
    Terminations, withdrawals and annuity payments................    1,195